Acquisitions (Details Narrative)				1 Months Ended	6 Months Ended	12 Months Ended
	Jul. 29, 2019 shares	Jan. 07, 2019 shares	Jan. 04, 2019 shares	Mar. 31, 2019 shares	Nov. 30, 2019 USD ($) Integer shares	May 31, 2019 USD ($) shares
The Simplicity Esports, LLC [Member]
Business Acquisition [Line Items]
Number of share issued | shares		700,000	300,000	2,000,000		2,000,000
Business combination, consideration					$ 6,090,000	$ 6,090,000
Revenue					67,000	38,000
Net income (loss)					413,000	$ 400,000
PLAYLive Nation, Inc [Member]
Business Acquisition [Line Items]
Number of share issued | shares	750,000
Business combination, consideration					$ 1,440,000
Number of unique gamers | Integer					150,000
Revenue					$ 220,000
Net income (loss)					$ 18,000
Restricted Stock [Member] | The Simplicity Esports, LLC [Member]
Business Acquisition [Line Items]
Number of share issued | shares					3,000,000	3,000,000
Business combination, consideration					$ 6,090,000	$ 6,090,000
Restricted Stock [Member] | PLAYLive Nation, Inc [Member]
Business Acquisition [Line Items]
Number of share issued | shares					750,000
Business combination, consideration					$ 1,440,000